Inventories (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Schedule Of Inventories
Schedule of Inventories
	Unaudited 31 March 2025	30 June 2024
	AUD$	AUD$
CURRENT
Raw materials and consumables	3,435,553	5,678,351
Finished goods	481,031	466,787
Consumables	264,319	57,022
Total inventories	4,180,903	6,202,160

	2024	2023
	AUD$	AUD$
		Restated
CURRENT
Raw materials and consumables	5,678,351	961,223
Finished Goods	466,787	8440
Consumables	57,022	50,806
Total inventories	6,202,160	1,020,469